EXPLORATION AND EVALUATION ASSETS (Details)		12 Months Ended
		Jun. 30, 2020 USD ($) a		Jun. 30, 2019 USD ($) a		Jun. 30, 2018 USD ($)
EXPLORATION AND EVALUATION ASSETS [Abstract]
Carrying amount, beginning of period	[1]	$ 2,265,121	[2]	$ 742,017
Additions	[1],[3]	5,455,836		1,523,104
Carrying amount, end of period	[1]	7,720,957	[2]	2,265,121	[2]	$ 742,017
Piedmont Lithium Project [Abstract]
Purchase of exploration and evaluation assets		$ (2,747,784)		$ (1,523,104)		$ (564,217)
Piedmont Lithium Project [Member]
Piedmont Lithium Project [Abstract]
Surface area of property | a		2,126		2,207
Purchase of exploration and evaluation assets		$ 2,747,784		$ 1,523,104
Financed loans and borrowings		$ 2,708,052		$ 0
Piedmont Lithium Project [Member] | Land Purchase Option [Member]
Piedmont Lithium Project [Abstract]
Surface area of property | a		1,656
Piedmont Lithium Project [Member] | Long-term Lease Option [Member]
Piedmont Lithium Project [Abstract]
Surface area of property | a		1,656
Piedmont Lithium Project [Member] | Owned Property [Member]
Piedmont Lithium Project [Abstract]
Surface area of property | a		391
Piedmont Lithium Project [Member] | Lease-to-own [Member]
Piedmont Lithium Project [Abstract]
Surface area of property | a		79

[1]	At June 30, 2020, the Piedmont Lithium Project comprised approximately 2,126 acres (June 30, 2019: approximately 2,207 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 391acres are owned, approximately 79 acres are subject to lease-to-own agreements, and approximately 1,656 acres are subject to exclusive option agreements, which upon exercise, allows the Group to purchase or, in some cases long-term lease, the surface property and associated mineral rights. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 20 for further details of contingent liabilities).
[2]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.
[3]	During the year ended June 30, 2020, the Group made land acquisition payments and land option payments totalling US$5,455,836 (2019: US$1,523,104) to landowners which have been treated as acquisition costs and capitalised as 'explorationand evaluation assets'. The acquisitions during the 2020 year were settled through a combination of cash payments of US$2,747,784 (2019: US$1,523,104) and vendor financed loans and borrowings of US$2,708,052 (2019: nil). Refer to Note 10(a)for further information on loans and borrowings.